Loan Servicing (Loan Servicing Activity and Data) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Transfers and Servicing [Abstract]
UPB of residential mortgage loans sold from the LHFS portfolio	$ 15,675	$ 14,764	$ 13,400
Pre-tax gains recognized on mortgage loans sold and held for sale	139	148	110
Servicing fees recognized from mortgage loans serviced for others	$ 268	$ 273	$ 275
Approximate weighted average servicing fee on the outstanding balance of residential mortgage loans serviced for others	0.28%	0.29%	0.29%
Weighted average interest rate on mortgage loans serviced for others	4.03%	4.12%	4.20%